Capital	12 Months Ended
Dec. 31, 2021
Capital
Capital

11.    Capital

(a)Authorized

The Company has authorized share capital of an unlimited amount of common shares with no par value.

(b)Shares issued and outstanding

Shares issued and outstanding are as follows:

Cost:	Number of shares	Capital
Balance, December 31, 2019	13,129,212	$1,636
Balance, December 31, 2020	13,129,212	1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695
(i)	The 13,129,212 shares issued to Halo in exchange for the Cannahealth acquisition have been deemed to be issued and outstanding as of the earliest reporting date, December 31, 2019.
(ii)	On July 16, 2021, the Company issued 5,626,806 common shares in the Company’s capital to its founders.
(iii)	On July 26, 2021, the Company completed a seed capital offering issuing 468,900 common shares in the Company’s capital at approximately $0.53 per share.
(iv)	On November 12, 2021, the Company issued 13,129,212 shares to the former shareholders of Cannahealth Limited to facilitate the acquisition of the entity, at a value of $0.01 per share.
(v)	On November 12, 2021, the Company completed a private placement, receiving gross consideration of $5,312,136 upon the issuance of 2,126,400 common shares of the Company at a price of $2.50 per share. The Company paid $508,078 in advisory fees and commissions associated with the offering.
(vi)	On November 10, 2021, the Company issued 880,000 common shares at a value of $2.50 per common share to settle bridge loans payable of $2,200,000.

(c)Earnings per share

The weighted average number of common shares outstanding for basic and diluted earnings per share for the year ended December 31, 2021 was 16,223,996. The weighted average number of ordinary shares outstanding for basic and diluted earnings per share for the years ended December 31, 2020 and 2019 was 13,129,212, adjusted for the same amount issued for the acquisition of Cannahealth. The Company did not have any potential dilution at December 31, 2021, 2020, or 2019.